UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

            For the monthly distribution period from:
              March 13, 2015 to April 10, 2015

     Commission File Number of issuing entity: 333-184376-05

                 COMM 2013-CCRE9 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-184376

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-3070240
                  Upper Tier Remic 46-3217991
                   Grantor Trust 46-6895937
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On April 10, 2015 a distribution was made to holders of the certificates issued by COMM 2013-CCRE9 Mortgage Trust. The distributio report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from March 13, 2015 to April 10, 2015 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-CCRE9 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 10, 2015. The CIK number of the Depositor is 0001013454.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on February 05, 2015. The CIK number for CCRE is 0001558761.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 10, 2015. The CIK number of GACC is 0001541294.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 04, 2015. The CIK number of UBS is 0001541886.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 30, 2015. The CIK number of KeyBank is 0001089877.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         NONE

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         None

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2013-CCRE9 Mortgage Trust, relating to the April 10, 2015 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    April 14, 2015


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2013-CCRE9 Mortgage Trust, relating to the April 10, 2015 distribution.